Segment and Geographic Information (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment and Geographic Information
Total revenues	$ 7,361,889			$ 5,236,990			$ 13,836,811	$ 11,840,189	$ 17,406,185	$ 17,625,370
Research and development expenses	(473,303)			0			(1,335,464)	0
Consolidated net (loss) income		$ (1,541,916)	$ (1,679,220)	(457,546)	$ (6,146,914)	$ (2,854,875)			(10,802,111)	5,668,314
Segment And Geographic Information [Member]
Segment and Geographic Information
Material sales	4,715,874			5,092,123			10,637,304	11,479,147	14,481,784	17,092,996
License fees	2,600,000			133,125			3,125,000	273,750	2,808,125	387,500
Other revenues	46,015			11,742			74,507	87,292	116,276	144,874
Total revenues	7,361,889			5,236,990			13,836,811	11,840,189	17,406,185	17,625,370
Material costs	(2,557,924)			(2,829,784)			(5,736,069)	(6,055,177)	(7,686,447)	(8,898,747)
Blending and milling	(110,518)			(127,786)			(268,643)	(312,410)	(377,598)	(769,167)
Shipping	(339,987)			(417,997)			(821,308)	(941,768)
Other cost of goods sold	(197,856)			(151,095)			(452,507)	(417,317)	(700,279)	(652,688)
Compensation and benefits	(1,219,307)			(1,031,223)			(3,664,564)	(5,284,900)
Stock-based compensation	(19,641)			(133,631)			(99,596)	(1,040,625)
Amortization and depreciation	(105,667)			(64,830)			(281,796)	(184,989)	(248,084)	(228,962)
Consulting fees	(344,043)			(103,057)			(911,017)	(403,197)	(879,800)	(109,381)
Professional fees	(1,387,156)			(963,256)			(2,409,608)	(3,056,291)	(4,722,313)	(9,717,572)
General and administrative	(203,872)			(511,456)			(732,212)	(1,198,807)	(1,588,129)	(1,471,311)
Change in fair value of profit share	(37,619)			282,381			(766,667)	(2,672,253)	(3,959,065)	(11,209,677)
Interest expense	0			(7,356)			(54)	(258,990)
Income tax benefit (expense)	(1,611)			283,898			(37,391)	269,717
Research and development expenses	(64,088)			0			(154,725)	0
Interest income	15,412			80,656			66,222	257,483	293,524	79,301
Segment net (loss) income	788,012			(457,546)			(2,433,124)	(9,459,335)	(10,802,111)	5,668,314
Adjustments and reconciling items	0			0			0	0
Consolidated net (loss) income	$ 788,012			$ (457,546)			$ (2,433,124)	$ (9,459,335)	$ (10,802,111)	$ 5,668,314